As filed with the SEC on December 2, 2021.	Registration Nos. 033-28551 811-04613
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ___ ☐
Post-Effective Amendment No. 45 ☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 115 ☑

(Check appropriate box or boxes.)
UNION SECURITY INSURANCE COMPANY VARIABLE ACCOUNT C
(Exact Name of Registrant)
UNION SECURITY INSURANCE COMPANY
(Name of Depositor)
440 Mount Rushmore Road
Rapid City, South Dakota 57701
800-852-2244
(Address and telephone number of principal executive offices)
_________________
William J. Evers
Vice President and Corporate Counsel
The Prudential Insurance Company of America
213 Washington Street
Newark, New Jersey 07102
(Name and address of agent for service)
_________________

Approximate Date of Proposed Public Offering: ___

It is proposed that this filing will become effective (check appropriate space):

☐ immediately upon filing pursuant to paragraph (b) of rule 485
☑ on December 31, 2021 pursuant to paragraph (b) of rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of rule 485
☐ on (date) pursuant to paragraph (a)(1) of rule 485 under the Securities Act.

If appropriate, check the following box:
☑ This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Explanatory Note

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 45 to the Registration Statement on Form N-6 (File No. 033-28551) of Union Security Insurance Company and Union Security Insurance Company Variable Account C is to delay the effective date of Post-Effective Amendment No. 44 to December 31, 2021. Post-Effective Amendment No. 44 was filed with the Securities and Exchange Commission on October 5, 2021, for the purpose of modifying this registration statement to conform with the requirements of new Form N-6 under Rule 498a. We will make a filing pursuant to Rule 485(b) at a future date which incorporates all staff comments and any required missing information or items.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey on this 2nd day of December, 2021.
Union Security Insurance Company Variable Account C
(Depositor on behalf of the Registrant)

By:	/s/ *	*By:	/s/ William J. Evers
	Tammy L. Schultz		William J. Evers
	Chairman, President and Chief Executive Officer		Vice President and Corporate Counsel
Union Security Insurance Company
(Depositor)

By:	/s/ *
Tammy L. Schultz
Chairman, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post‑Effective Amendment No. 45 to the Registration Statement has been signed below by the following persons in the capacities indicated on this 2nd day of December, 2021.

Signature and Title

/s/ *
Tammy L. Schultz
Chairman, President, Chief Executive Officer and Director

/s/ *
Paul Barbato
Secretary

/s/ *
Brian Borakove	*By:	/s/ William J. Evers
Treasurer		William J. Evers
Vice President and Corporate Counsel
/s/ *
Michael Anderson
Director

/s/ *
Christopher Copeland
Director

/s/ *
Fernand LeBlanc
Director

/s/ *
Lisa Young
Director